Risk Management Section - Cover Values Including Guarantees Received - Business Lending Portfolio Per Region (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Outstandings	[1],[2],[3]	€ 853,930		€ 832,130
Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstandings		210,046	[1],[2],[3]	215,110
Belgium [member]
Disclosure of credit risk exposure [line items]
Outstandings		116,894		116,595
Germany [member]
Disclosure of credit risk exposure [line items]
Outstandings		118,561	[1],[2],[3]	112,630
Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstandings		27,827	[1],[2],[3]	23,540
Poland [member]
Disclosure of credit risk exposure [line items]
Outstandings		36,156	[1],[2],[3]	32,244
UK [member]
Disclosure of credit risk exposure [line items]
Outstandings		29,400	[1],[2],[3]	28,610
France [member]
Disclosure of credit risk exposure [line items]
Outstandings		20,703	[1],[2],[3]	18,865
Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstandings		88,679	[1],[2],[3]	89,706
America [Member]
Disclosure of credit risk exposure [line items]
Outstandings		69,912	[1],[2],[3]	66,917
Australia [member]
Disclosure of credit risk exposure [line items]
Outstandings		47,066	[1],[2],[3]	42,308
Africa [Member]
Disclosure of credit risk exposure [line items]
Outstandings		2,713	[1],[2],[3]	2,915
Business Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings		378,444		365,804
Business Lending [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Outstandings		7,856		7,543
Business Lending [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstandings		81,383		84,669
Business Lending [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstandings		51,881		49,464
Business Lending [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstandings		18,366		15,168
Business Lending [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstandings		19,013		12,903
Business Lending [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstandings		17,498		15,982
Business Lending [member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstandings		14,919		14,623
Business Lending [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Outstandings		11,328		11,109
Business Lending [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstandings		10,015		9,828
Business Lending [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstandings		48,494		52,084
Business Lending [member] | America [Member]
Disclosure of credit risk exposure [line items]
Outstandings		48,048		47,458
Business Lending [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Outstandings		45,131		41,943
Business Lending [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstandings		9,731		7,741
Business Lending [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstandings		2,638		2,830
Business Lending [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		154,351		147,205
Business Lending [member] | Mortgages [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		2,600		3,578
Business Lending [member] | Mortgages [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		60,334		56,560
Business Lending [member] | Mortgages [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		35,937		34,299
Business Lending [member] | Mortgages [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		3,143		2,288
Business Lending [member] | Mortgages [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		7,076		6,834
Business Lending [member] | Mortgages [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		8,896		7,992
Business Lending [member] | Mortgages [member] | UK [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		1,132		1,031
Business Lending [member] | Mortgages [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		83		18
Business Lending [member] | Mortgages [member] | France [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		6,843		7,312
Business Lending [member] | Mortgages [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		15,504		17,813
Business Lending [member] | Mortgages [member] | America [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		7,253		6,105
Business Lending [member] | Mortgages [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		920		868
Business Lending [member] | Mortgages [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		7,219		6,074
Business Lending [member] | Mortgages [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		9		10
Business Lending [member] | Financial Collateral [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		21,073		19,090
Business Lending [member] | Financial Collateral [Member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		281		266
Business Lending [member] | Financial Collateral [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		3,265		2,978
Business Lending [member] | Financial Collateral [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		1,231		990
Business Lending [member] | Financial Collateral [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		95		71
Business Lending [member] | Financial Collateral [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		1,690		2,626
Business Lending [member] | Financial Collateral [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		135		122
Business Lending [member] | Financial Collateral [Member] | UK [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		1,128		1,191
Business Lending [member] | Financial Collateral [Member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		656		470
Business Lending [member] | Financial Collateral [Member] | France [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		147		106
Business Lending [member] | Financial Collateral [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		2,873		2,690
Business Lending [member] | Financial Collateral [Member] | America [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		7,856		6,408
Business Lending [member] | Financial Collateral [Member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		1,941		1,153
Business Lending [member] | Financial Collateral [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		4		226
Business Lending [member] | Financial Collateral [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		51		62
Business Lending [member] | Guarantees [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		93,407		86,222
Business Lending [member] | Guarantees [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		2,643		2,676
Business Lending [member] | Guarantees [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		8,845		7,560
Business Lending [member] | Guarantees [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		23,583		18,601
Business Lending [member] | Guarantees [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		1,237		1,366
Business Lending [member] | Guarantees [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		3,780		3,768
Business Lending [member] | Guarantees [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		3,053		3,054
Business Lending [member] | Guarantees [member] | UK [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		4,381		3,411
Business Lending [member] | Guarantees [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		2,950		2,543
Business Lending [member] | Guarantees [member] | France [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		2,003		2,631
Business Lending [member] | Guarantees [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		17,219		18,908
Business Lending [member] | Guarantees [member] | America [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		8,827		7,007
Business Lending [member] | Guarantees [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		14,051		14,391
Business Lending [member] | Guarantees [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		1,640		939
Business Lending [member] | Guarantees [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		1,838		2,043
Business Lending [member] | Other covers [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		296,286		257,929
Business Lending [member] | Other covers [Member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		6,305		4,447
Business Lending [member] | Other covers [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		52,909		49,346
Business Lending [member] | Other covers [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		51,204		45,209
Business Lending [member] | Other covers [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		4,916		4,064
Business Lending [member] | Other covers [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		31,685		22,132
Business Lending [member] | Other covers [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		27,356		26,346
Business Lending [member] | Other covers [Member] | UK [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		10,159		7,883
Business Lending [member] | Other covers [Member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		6,085		4,773
Business Lending [member] | Other covers [Member] | France [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		4,661		4,054
Business Lending [member] | Other covers [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		40,243		28,064
Business Lending [member] | Other covers [Member] | America [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		39,792		39,839
Business Lending [member] | Other covers [Member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		24,632		23,332
Business Lending [member] | Other covers [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		1,867		1,965
Business Lending [member] | Other covers [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan		€ 778		€ 925
Business Lending [member] | No cover [member]
Disclosure of credit risk exposure [line items]
Value to Loan		36.70%		37.00%
Business Lending [member] | No cover [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Value to Loan		32.60%		28.70%
Business Lending [member] | No cover [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Value to Loan		37.40%		43.40%
Business Lending [member] | No cover [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Value to Loan		25.40%		25.00%
Business Lending [member] | No cover [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Value to Loan		62.70%		62.40%
Business Lending [member] | No cover [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Value to Loan		48.30%		23.40%
Business Lending [member] | No cover [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Value to Loan		30.10%		30.20%
Business Lending [member] | No cover [member] | UK [member]
Disclosure of credit risk exposure [line items]
Value to Loan		39.00%		41.10%
Business Lending [member] | No cover [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Value to Loan		35.70%		30.70%
Business Lending [member] | No cover [member] | France [member]
Disclosure of credit risk exposure [line items]
Value to Loan		39.50%		42.10%
Business Lending [member] | No cover [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		32.10%		33.70%
Business Lending [member] | No cover [member] | America [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		39.70%		40.10%
Business Lending [member] | No cover [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		37.20%		37.90%
Business Lending [member] | No cover [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Value to Loan		37.30%		33.60%
Business Lending [member] | No cover [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		9.20%		15.50%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.00%		5.90%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Value to Loan		3.60%		3.80%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Value to Loan		2.80%		2.10%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Value to Loan		1.80%		2.00%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Value to Loan		9.20%		5.00%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Value to Loan		2.30%		5.60%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Value to Loan		3.40%		3.80%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | UK [member]
Disclosure of credit risk exposure [line items]
Value to Loan		18.00%		18.50%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Value to Loan		13.70%		25.20%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | France [member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.70%		2.50%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		7.80%		7.50%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | America [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.10%		5.60%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		8.40%		9.10%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Value to Loan		9.60%		3.40%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		16.50%		4.60%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure of credit risk exposure [line items]
Value to Loan		4.40%		4.60%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Value to Loan		7.90%		4.90%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Value to Loan		3.70%		2.90%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Value to Loan		2.60%		3.10%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Value to Loan		2.40%		3.30%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.60%		12.80%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Value to Loan		4.60%		3.40%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | UK [member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.70%		4.80%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Value to Loan		12.30%		11.00%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | France [member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.50%		4.80%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		4.90%		4.70%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | America [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.00%		6.10%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		4.50%		5.20%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Value to Loan		1.50%		1.80%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		9.60%		6.50%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.70%		5.90%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Value to Loan		9.20%		9.10%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.30%		5.70%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Value to Loan		4.00%		4.20%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Value to Loan		2.20%		3.90%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Value to Loan		3.20%		6.10%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Value to Loan		7.00%		7.10%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | UK [member]
Disclosure of credit risk exposure [line items]
Value to Loan		8.90%		3.40%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Value to Loan		7.40%		7.60%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | France [member]
Disclosure of credit risk exposure [line items]
Value to Loan		3.50%		4.00%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		4.70%		6.20%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | America [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.60%		6.80%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		9.20%		7.40%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Value to Loan		3.00%		3.70%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		13.20%		16.60%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure of credit risk exposure [line items]
Value to Loan		8.20%		8.20%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Value to Loan		16.50%		15.70%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Value to Loan		10.70%		9.80%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.70%		6.40%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Value to Loan		2.50%		2.30%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Value to Loan		3.00%		3.60%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Value to Loan		11.40%		10.10%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | UK [member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.30%		9.90%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Value to Loan		11.70%		6.80%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | France [member]
Disclosure of credit risk exposure [line items]
Value to Loan		1.30%		1.00%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		10.20%		8.30%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | America [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		9.20%		9.10%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		7.20%		9.00%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.50%		6.30%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		12.20%		25.00%
Business Lending [member] | Greater than or equal to 100 [member]
Disclosure of credit risk exposure [line items]
Value to Loan		39.10%		38.50%
Business Lending [member] | Greater than or equal to 100 [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Value to Loan		30.20%		37.70%
Business Lending [member] | Greater than or equal to 100 [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Value to Loan		40.10%		36.10%
Business Lending [member] | Greater than or equal to 100 [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Value to Loan		59.50%		59.40%
Business Lending [member] | Greater than or equal to 100 [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Value to Loan		20.90%		23.10%
Business Lending [member] | Greater than or equal to 100 [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Value to Loan		36.70%		48.50%
Business Lending [member] | Greater than or equal to 100 [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Value to Loan		43.40%		45.40%
Business Lending [member] | Greater than or equal to 100 [member] | UK [member]
Disclosure of credit risk exposure [line items]
Value to Loan		23.00%		22.30%
Business Lending [member] | Greater than or equal to 100 [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Value to Loan		19.20%		18.80%
Business Lending [member] | Greater than or equal to 100 [member] | France [member]
Disclosure of credit risk exposure [line items]
Value to Loan		44.60%		45.60%
Business Lending [member] | Greater than or equal to 100 [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		40.20%		39.70%
Business Lending [member] | Greater than or equal to 100 [member] | America [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		33.40%		32.20%
Business Lending [member] | Greater than or equal to 100 [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		33.50%		31.30%
Business Lending [member] | Greater than or equal to 100 [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Value to Loan		43.10%		51.20%
Business Lending [member] | Greater than or equal to 100 [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		39.30%		31.70%

[1]	1 Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
[2]
2 Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.

[3]	3 Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.